Investor A C Institutional And Class R [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R - BLACKROCK LARGE CAP FOCUS VALUE FUND, INC. - Investor C Shares	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 167
Expense Example, No Redemption, 3 Years	517
Expense Example, No Redemption, 5 Years	892
Expense Example, No Redemption, 10 Years	$ 1,722